Statement to Securityholder
Ally Auto Receivables Trust 2017-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	1/31/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-1

5. Collateral Summary	Collection Period, Begin:	3/1/2020
	Collection Period, End:	3/31/2020
6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2020
	Distribution Date:	4/15/2020
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows consumer automotive customers to defer their payments for up to 120 days (the “Consumer Automotive Support Program”). A significant number of our consumer automotive customers have enrolled in the Consumer Automotive Support Program.

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007PAA1	274,000,000.00	0.00	0.83000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007PAB9	353,000,000.00	0.00	1.38000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007PAC7	353,000,000.00	18,882,744.40	1.70000000	12,139,933.54	26,750.55	N/A	12,166,684.09	0.00	0.00	6,742,810.86
A-4	02007PAD5	74,070,000.00	74,070,000.00	1.99000000	0.00	122,832.75	N/A	122,832.75	0.00	0.00	74,070,000.00
B	02007PAE3	23,450,000.00	23,450,000.00	2.35000000	0.00	45,922.92	N/A	45,922.92	0.00	0.00	23,450,000.00
C	02007PAF0	19,540,000.00	19,540,000.00	2.48000000	0.00	40,382.67	N/A	40,382.67	0.00	0.00	19,540,000.00
D	02007PAG8	14,520,000.00	14,520,000.00	3.02000000	0.00	36,542.00	N/A	36,542.00	0.00	0.00	14,520,000.00
Certificates	02007P103/U02004106	N/A	N/A	N/A	N/A	N/A	155,240.28	155,240.28	N/A	N/A	N/A
Deal Totals		1,111,580,000.00	150,462,744.40		12,139,933.54	272,430.89	155,240.28	12,567,604.71	0.00	0.00	138,322,810.86

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	53.4921938	34.3907466	0.0757806	34.4665272	0.0000000	19.1014472
A-4	1,000.0000000	0.0000000	1.6583333	1.6583333	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	1.9583335	1.9583335	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	2.0666668	2.0666668	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	2.5166667	2.5166667	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	135.3593483
Ending Aggregate Note Pool Factor:	124.4380169

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/16/2020	4/14/2020	Actual/360	N/A	N/A	0.83000000	0.83000000	0.00
A-2	0.00	3/16/2020	4/14/2020	30/360	N/A	N/A	1.38000000	1.38000000	0.00
A-3	18,882,744.40	3/16/2020	4/14/2020	30/360	N/A	N/A	1.70000000	1.70000000	26,750.55
A-4	74,070,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	1.99000000	1.99000000	122,832.75
B	23,450,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.35000000	2.35000000	45,922.92
C	19,540,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	2.48000000	2.48000000	40,382.67
D	14,520,000.00	3/16/2020	4/14/2020	30/360	N/A	N/A	3.02000000	3.02000000	36,542.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	26,750.55	0.00	26,750.55	0.00
A-4	0.00	122,832.75	0.00	122,832.75	0.00
B	0.00	45,922.92	0.00	45,922.92	0.00
C	0.00	40,382.67	0.00	40,382.67	0.00
D	0.00	36,542.00	0.00	36,542.00	0.00
Deal Totals	0.00	272,430.89	0.00	272,430.89	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
4. Collections and Distributions

Collections
Receipts During the Period	12,155,343.10
Administrative Purchase Payments	80,885.71
Warranty Payments	332,942.73
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	137,415.33
Other Fees or Expenses Paid	0.00
Total Collections	12,706,586.87

Beginning Reserve Account Balance	2,791,509.28
Total Available Amount	15,498,096.15

Distributions
Total Available Amount	15,498,096.15
Basic Servicing Fee	137,482.16
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	149,583.30
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	45,922.92
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	40,382.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	36,542.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,791,509.28
Noteholders' Regular Principal Distributable Amount	12,139,933.54
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	155,240.28

Supplemental Servicing Fees	51,835.88
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	9,000.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	69,007	24,671	23,684
	Aggregate Receivables Principal Balance	1,116,603,712.29	164,978,592.66	152,838,659.12
	Aggregate Amount Financed	1,116,603,712.29	164,978,592.66	152,838,659.12
There have been 25 receivables with an Aggregate Receivables Principal Balance of $331,319.21 with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred, which were repurchased by the Seller in accordance with the terms of the Basic Documents during the Collection Period.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.26000000	5.62686664	5.64759809	66.01	68.81	68.92	52.81	22.53	21.86

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.16%	1.09%	1.43%	1.13%	1.38%	1.28%	1.32%	1.36%	1.16%	1.34%	1.16%	1.06%	1.30%	1.13%	1.30%	1.23%	1.28%	1.13%	1.29%	1.27%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.04%	1.25%	1.08%	1.16%	1.18%	1.04%	1.13%	1.23%	1.16%	1.06%	1.27%	1.13%	1.17%	1.10%	0.92%	1.14%	1.02%	1.04%	1.04%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	158,908,625.89	30	84,744.87	2,824.83	0.6400%	23,684	112	0.4729%
Preceding	171,255,449.74	28	76,760.38	2,741.44	0.5379%	24,671	116	0.4702%
Next Preceding	183,969,514.76	31	189,387.07	6,109.26	1.2353%	25,637	150	0.5851%
Third Preceding	197,533,938.91	43	221,503.10	5,151.23	1.3456%	Three Month Average		0.5094%
Four Month Average					0.9397%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,116,603,712.29	9,850,281.74	0.8822%	31 - 60 days	312	2,601,371.78	1.7020%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	75	568,528.38	0.3720%
Trust 2017-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	34	289,604.09	0.1895%
				> 120 days	3	35,787.93	0.0234%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		340	2,994,651.12
				Additions		20	160,225.76
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		5	7,400.94
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		355	3,147,475.94

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,791,509.28	2,791,509.28	0.00	0.00	0.00	2,791,509.28	2,791,509.28

Statement to Securityholder
Ally Auto Receivables Trust 2017-1

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	5,023,712.29
Current Overcollateralization	14,515,848.26
Overcollateralization Target	14,515,848.26

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.01%	0.08%	0.10%	0.14%	0.13%	0.18%	0.19%	0.27%	0.25%	0.30%	0.29%	0.41%	0.37%	0.28%	0.27%	0.33%	0.30%	0.33%	0.40%	0.36%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies	0.45%	0.35%	0.49%	0.49%	0.49%	0.34%	0.36%	0.45%	0.52%	0.60%	0.56%	0.65%	0.57%	0.66%	0.73%	0.78%	0.82%	0.49%	0.58%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	2,551
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2017-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-1 will perform in the future.